Cash And Cash Equivalents - Schedule of Cash and Cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Cash balances on hand and at banks	$ 1,018,000	$ 490,000
Other cash and cash equivalents	1,174,000	1,897,000
Total	$ 2,192,000	$ 2,387,000	$ 2,352,000	$ 2,939,000